Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Oct. 01, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,403,492			€ 1,273,787
Trade accounts and other receivables from unrelated parties	3,471,213			3,574,270
Property, plant and equipment	3,782,780			4,152,682
Right-of-use assets	3,671,241			4,187,126
Goodwill	14,650,008	€ 15,407,279	€ 15,791,181	15,791,181
Total assets	33,929,808			35,754,114	€ 34,366,558
Accounts payable to unrelated parties	762,068			813,255
Total liabilities	19,103,273			€ 20,304,935
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	23,733
Trade accounts and other receivables from unrelated parties	27,535
Property, plant and equipment	42,710
Right-of-use assets	114,602
Goodwill	274,543
Other	24,477
Total assets	507,600
Accounts payable to unrelated parties	12,880
Lease liabilities	128,653
Provisions and other liabilities	39,091
Total liabilities	180,624
Accumulated foreign currency translation gains recognized in other comprehensive income	€ (4,230)